Accounts Receivable, Net - Schedule of Movement of Allowance for Expected Credit Losses (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Movement of Allowance for Expected Credit Losses [Abstract]
Balance at the beginning of the year	¥ 806,348	$ 115,306	¥ 846,683
Accrual/(reversal)	33,513	4,792	(40,335)	903,326
Write off	(177,512)	(25,383)		(56,643)
Balance at the end of the year	¥ 662,349	$ 94,715	¥ 806,348	¥ 846,683